Allowance for expected credit losses - Narrative (Details) - Allowance for expected credit losses - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Judgemental adjustments £m
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	£ 159	£ (40)
UK mortgages | Judgemental adjustments £m
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	98	132
UK mortgages | Judgemental adjustments £m | Repossession Risk
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	85	110
UK mortgages | Judgemental adjustments £m | Mortgage Accounts In Specific Segments
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	13	13
Credit cards | Judgemental adjustments £m
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	9	(7)
Credit cards | Judgemental adjustments £m | Extension of modelled lifetime on retail revolving products
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	50	55
Credit cards | Judgemental adjustments £m | Loss given default alignment (LGD)
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	(45)	(57)
Other Retail | Judgemental adjustments £m
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	102	90
Other Retail | Judgemental adjustments £m | Extension of modelled lifetime on retail revolving products
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	10	10
Other Retail | Judgemental adjustments £m | Loss given default alignment (LGD)
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	53	47
Commercial Banking | Judgemental adjustments £m
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	(50)	(255)
Commercial Banking | Judgemental adjustments £m | Loss given default alignment (LGD)
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	40	(80)
Commercial Banking | Judgemental adjustments £m | Corporate insolvency rates
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	(151)	(248)
Commercial Banking | Judgemental adjustments £m | Commercial Real Estate Price Reduction
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	10	35
Commercial Banking | Judgemental adjustments £m | Corporate Income Gearing (CIG)
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	0	36
Commercial Banking | Judgemental adjustments £m | Global tariff and geo-political disruption risks
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	49	0
Motor Finance | Residual Value Impairment And Voluntary Terminations
Allowance For Impairment Losses [Line Items]
Allowance for expected credit losses	£ 211	£ 178	£ 185